Regulatory Matters and Restrictions on Dividends - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage ratio	4.00%	4.00%
Amount up from the previous rules	6.00%
New capital requirement effective date	2015
Capital conservation buffer ratio to be phased in over four years	2.50%
Capital conservation buffer phased in period	4 years
Capital conservation buffer beginning period	2016
Basel III Requirements [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Unrealized gains and losses in accumulated other comprehensive income	250
After Capital Conservation Buffer Fully Phased [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity Tier 1 risk-based capital ratio	6.50%
Minimum Capital Ratio [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage ratio	5.00%
Tier 1 risk-based capital ratio	8.00%
Total risk-based capital ratio	10.00%